Income Taxes (Summary of Reconciliation to Statutory Income Tax Rate) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Income Taxes [Abstract]
Income taxes at Canadian statutory income tax rate	$ 6,572	$ 3,009
Increase (decrease) resulting from:
Dividends received	(13)	(28)
Rate differentials on international operations	(3,037)	(270)
Other - net	(112)	(20)
Provision for income taxes - Consolidated Statement of Income	$ 3,410	$ 2,691
Income taxes at Canadian statutory income tax rate	27.80%	27.80%
Dividends received	(0.10%)	(0.30%)
Rate differentials on international operations	(12.80%)	(2.50%)
Other - net	(0.50%)	(0.20%)
Provision for income taxes and effective income tax rate	14.40%	24.80%